Consolidated Statements of Changes in Equity	Share capital MYR (RM)	Share capital USD ($)	Reserve MYR (RM)	Reserve USD ($)	Share premium MYR (RM)	Share premium USD ($)	Retained earnings MYR (RM)	Retained earnings USD ($)	MYR (RM)	USD ($)
Balance (in Dollars)	RM 482		RM 12,392,392				RM 6,610,255		RM 19,003,129
Balance at Jun. 30, 2022	482		12,392,392				6,610,255		19,003,129
Profit (Loss) for the year							184,519		184,519
Exchange differences on translating foreign operations			(2,707)						(2,707)
Balance at Jun. 30, 2023	482		12,389,685				6,794,774		19,184,941
Balance (in Dollars)	482		12,389,685				6,794,774		19,184,941
Profit (Loss) for the year							(1,999,462)		(1,999,462)
Exchange differences on translating foreign operations			(1,198)						(1,198)
Balance at Jun. 30, 2024	482		12,388,487				4,795,312		17,184,281
Balance (in Dollars)	482		12,388,487				4,795,312		17,184,281
Profit (Loss) for the year							(4,933,697)		(4,933,697)	$ (1,172,344)
Issuance of Class A Ordinary Shares in relation to an initial public offering (including over-allotment option of Class A Ordinary Shares), net of offering expenses	93				27,487,030				27,487,123
Exchange differences on translating foreign operations			(1,481,688)						(1,481,688)	(352,079)
Balance at Jun. 30, 2025	575	$ 137	10,906,799	$ 2,591,673	27,487,030	$ 6,531,468	(138,385)	$ (32,883)	38,256,019	9,090,395
Balance (in Dollars)	RM 575	$ 137	RM 10,906,799	$ 2,591,673	RM 27,487,030	$ 6,531,468	RM (138,385)	$ (32,883)	RM 38,256,019	$ 9,090,395